Mobile Financial Services activities - Financial debts (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	€ 1,883	€ 3,357	€ 3,396
Debts with financial institutions	885	448	1,103
Deposit certificate	358	475	335
Balances on current accounts from customers [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	949	2,546	2,538
Passbooks and special savings accounts [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	908	781	776
Balances on other deposits from customers [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	26	30	82
Term borrowings and advances with financial institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debts with financial institutions	615	€ 448	467
Securities delivered under repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Debts with financial institutions	€ 270		€ 636